Restructuring (Summary of Restructuring Actions) (Details) (June 2013 Restructuring, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 2,104	$ 56,250
Employee Severance and Other Benefit-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	1,224	41,435
Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		2,849
Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	880	11,966
U.S. Branded Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		34,476
U.S. Branded Pharmaceuticals | Employee Severance and Other Benefit-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		22,847
U.S. Branded Pharmaceuticals | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		2,849
U.S. Branded Pharmaceuticals | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		8,780
U.S. Generic Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		1,404
U.S. Generic Pharmaceuticals | Employee Severance and Other Benefit-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		262
U.S. Generic Pharmaceuticals | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		0
U.S. Generic Pharmaceuticals | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		1,142
Discontinued operations
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		11,949
Discontinued operations | Employee Severance and Other Benefit-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		9,905
Discontinued operations | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		0
Discontinued operations | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		2,044
Corporate unallocated
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		8,421
Corporate unallocated | Employee Severance and Other Benefit-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		8,421
Corporate unallocated | Asset Impairment Charges
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		0
Corporate unallocated | Other Restructuring Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		$ 0